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                       NEW ENGLAND LIFE INSURANCE COMPANY
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                 (617) 578-2000

                                ZENITH LIFE PLUS

                         Supplement dated June 11, 1999
                                       to
                        Prospectus dated April 30, 1999

   On page A-8 of the prospectus, the second box in the left-hand column of the chart entitled "How the Policy Works" is replaced with the following:

                          Charges from Premium
                          . Any rider premiums
                          . Annual Admin Charge - $55
                          . Substandard Risk Premium
                          . Sales Load (6%* for 15 years)
                          . Premium Tax Charge (2%*)

   Please note that the sales load percentage was changed to reflect the correct amount of 6% rather than 5%. The 5% amount was the result of a typographical error.

VL-131-99